Consolidated Statements of Financial Position - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Current assets
Cash	$ 1,582,384	$ 1,114,033
Accounts receivable (Note 21)	1,643,959	739,248
Biological assets (Note 5)	1,199,519	1,188,552
Inventory (Note 6)	3,131,877	3,306,312
Prepaid expenses and other assets	352,274	357,541
Total current assets	7,910,013	6,705,686
Marketable securities (Note 7)		610,092
Other investments and purchase deposits (Note 9)		750,000
Property and equipment (Note 12)	7,734,901	5,742,584
Intangible assets and goodwill (Note 13)	725,668	399,338
TOTAL ASSETS	16,370,582	14,207,700
Current liabilities
Accounts payable and accrued liabilities	1,821,875	1,766,707
Current portion of lease liabilities (Note 11)	1,025,373	624,935
Current portion of long-term debt (Note 14)	1,769,600	843,900
Business acquisition consideration payable (Note 8)	360,000	358,537
Interest payable (Note 14)		13,750
Unearned revenue	28,024
Income tax (Note 26)	311,032	254,631
Total current liabilities	5,315,904	3,862,460
Accrued liabilities (Note 10)		123,413
Lease liabilities (Note 11)	1,275,756	1,735,503
Long-term debt (Note 14)	839,222	1,365,761
TOTAL LIABILITIES	7,430,882	7,087,137
EQUITY
Share capital (Note 15)	21,858,827	20,499,031
Shares issuable (Notes 15)	35,806	74,338
Contributed surplus (Notes 15)	6,505,092	6,407,935
Accumulated other comprehensive income (loss)	(109,613)	(90,378)
Accumulated deficit	(21,356,891)	(21,804,349)
Equity attributable to shareholders	6,933,221	5,086,577
Non-controlling interest (Note 26)	2,006,479	2,033,986
TOTAL EQUITY	8,939,700	7,120,563
TOTAL LIABILITIES AND EQUITY	$ 16,370,582	$ 14,207,700